Commitments (Tables)	12 Months Ended
May 31, 2012
Future Minimum Lease Payments under Non-Cancelable Operating Leases

Future minimum lease payments under non-cancelable operating leases were as follows on May 31, 2012:

Continuing operations
US$

Years ending May 31:
2013	106,227
2014	96,411
2015	89,945
2016	65,005
2017	44,967
Thereafter	65,816

468,371

Future Minimum Capital Commitments under Non-Cancelable Construction Contracts

As of May 31, 2012, future minimum capital commitments under non-cancelable construction contracts were as follows:

US$

Capital commitment for the purchase of property and equipment	1,266
Capital commitment for leasehold improvements	5,199

6,465